Management of financial risk (Tables)	12 Months Ended
Dec. 31, 2024
Management of financial risk
Schedule of tabular disclosure of contract asset and trade receivable

	As at December 31, 2023
	RMB’000	RMB’000	RMB’000
	Trade	Contract
	receivables	assets	Total
Gross carrying amount
Applying simplified approach	779,458	153,204	932,662

Loss allowance
Applying simplified approach	68,789	57,379	126,168

	As at December 31, 2024
	RMB’000	RMB’000	RMB’000
	Trade	Contract
	receivables	assets	Total
Gross carrying amount
Applying simplified approach	582,068	125,842	707,910

Loss allowance
Applying simplified approach	75,533	62,422	137,955

Schedule of impairment loss allowance

	As at December 31, 2023
	Related	Up to	1 year to	2 year to	Above
	parties	1 year	2 year	3 year	3 years	Total
Expected loss rate	2.13%	4.56%	41.29%	77.39%	94.34%	13.53%

Gross carrying amount of trade receivables and contract assets applying simplified approach	306,636	476,215	72,327	29,615	47,869	932,662

Loss allowance of trade receivables and contract assets applying simplified approach	6,528	21,698	29,863	22,920	45,159	126,168

	As at December 31, 2024
	Related	Up to	1 year to	2 year to	Above
	parties	1 year	2 year	3 year	3 years	Total
Expected loss rate	6.11%	8.24%	44.26%	62.58%	98.89%	19.49%

Gross carrying amount of trade receivables and contract assets applying simplified approach	190,601	384,954	49,545	25,383	57,427	707,910

Loss allowance of trade receivables and contract assets applying simplified approach	11,638	31,714	21,930	15,884	56,789	137,955

Schedule of undiscounted contractual cash flows

	As at December 31, 2023
	Within 1 year	1 to 5 years	Total
	RMB’000	RMB’000	RMB’000

Short‑term borrowings	257,007	—	257,007
Trade and other payables	1,292,054	30,143	1,322,197
- Including: lease liabilities	24,829	30,143	54,972
Other financial liabilities from virtual bank	54,373	—	54,373
Customer deposits	2,269,261	—	2,269,261
Non‑derivative financial liabilities	3,872,695	30,143	3,902,838

	As at December 31, 2024
	Within 1 year	1 to 5 years	Total
	RMB’000	RMB’000	RMB’000

Short‑term borrowings	19,160	—	19,160
Trade and other payables	685,112	11,351	696,463
- Including: lease liabilities	19,009	11,351	30,360
Non‑derivative financial liabilities	704,272	11,351	715,623

Schedule of fair value measurement hierarchy of the Group's financial assets and liabilities

	As at December 31, 2023
	Level 1	Level 2	Level 3	Total
	RMB’000	RMB’000	RMB’000	RMB’000
Assets measured at fair value
Financial assets at fair value through profit or loss (Note 23)	—	925,204	—	925,204
Financial assets measured at fair value through other comprehensive income (Note 18)	319,949	—	1,906,189	2,226,138
Derivative financial assets (Note 33)	—	38,008	—	38,008

	As at December 31, 2024
	Level 1	Level 2	Level 3	Total
	RMB’000	RMB’000	RMB’000	RMB’000
Assets measured at fair value
Financial assets at fair value through profit or loss (Note 23)	—	455,016	—	455,016
Derivative financial assets (Note 33)	—	40,356	—	40,356

Schedule of movements of Level 3 financial instruments measured at fair value

	For the year ended
	December 31,
	2022	2023	2024
	RMB’000	RMB’000	RMB’000
Beginning of the year	1,107,340	1,611,606	1,906,189
Additions, net	506,620	295,287	238,911
(Loss)/gain recognized in other comprehensive income	(1,678)	(789)	2,918
(Loss)/gain recognized in profit or loss	(676)	85	(10,881)
Disposal of subsidiaries (Note 12)	—	—	(2,137,137)
End of the year	1,611,606	1,906,189	—

Schedule of valuation inputs and relationships to fair value

	Unobservable	Range of inputs
	inputs	2023	2024

Financial assets measured at fair value through other comprehensive income
-Loans and advances to customers from virtual bank
	Discount rate	7.09% - 10.29%	*
	Prepayment ratio	0.36%	*

*2024 information not presented as the virtual bank was disposed of as described in Note 12.

		Impact on the assets and
	Unobservable	other comprehensive
	inputs	income
		2023	2024

-Loans and advances to customers from virtual bank
Discount rate	+5%	(8,845)	*
	-5%	8,926	*
Prepayment ratio	+5%	(315)	*
	-5%	315	*

*2024 information not presented as the virtual bank was disposed of as described in Note 12.

Currency risk
Management of financial risk
Schedule of sensitivity analysis

	At December 31,
	2022	2023	2024

	Impact on post-tax profit
	RMB’000	RMB’000	RMB’000
USD+5%	1,752	(16,596)	(14,099)
USD -5%	(1,752)	16,596	14,099

Interest rate risk
Management of financial risk
Schedule of sensitivity analysis

	As at December 31, 2023
RMB million	HKD	USD	RMB

Impact on earnings over the next 12 months if interest rates rise by 200 basis points	(15)	3	—
Impact on economic value if interest rates rise by 200 basis points	(43)	(3)	—

Trade receivable and contract asset
Management of financial risk
Schedule of movements in the impairment loss allowance

	For the year ended December 31,
	2022	2023	2024
	RMB’000	RMB’000	RMB’000
Beginning of the year	(125,318)	(116,899)	(126,168)
Additions of impairment loss, net	(18,715)	(42,101)	(30,214)
Recovery of amounts written off previously	(9,980)	—	—
Write-off	37,156	33,401	18,562
Exchange difference	(42)	(569)	(135)
End of the year	(116,899)	(126,168)	(137,955)

Credit risk exposure of other receivables is mainly from financial guarantee fee receivables

	As at December 31,
	2023	2024
	RMB’000	RMB’000
Gross carrying amount

Financial assets measured at amortized cost	3,142	*
Financial assets measured at fair value through other comprehensive income	1,902,985	*
	1,906,127	*

Expected credit loss provision	61	*

Expected loss rate	1.94%	*

*2024 information not presented as the virtual bank was disposed of as described in Note 12.

Contract assets of transaction based and support service
Management of financial risk
Schedule of movements in the impairment loss allowance

	For the year ended December 31,
	2022	2023	2024
	RMB’000	RMB’000	RMB’000
Beginning of the year	(190)	—	(61)
Reversals/(additions) of impairment loss	190	(61)	15
Disposal of subsidiaries	—	—	46
End of the year	—	(61)	—

Loans and advances to customers.
Management of financial risk
Schedule of movements in the impairment loss allowance

	For the year ended December 31,
	2022	2023	2024
	RMB’000	RMB’000	RMB’000
Beginning of the year	(1,962)	(11,528)	(12,061)
Additions of impairment loss	(10,616)	(13,344)	(10,863)
Write-off	1,050	12,811	2,222
Disposal of subsidiaries	—	—	20,702
End of the year	(11,528)	(12,061)	—